INCOME TAXES (Details 1) - USD ($)	Feb. 28, 2017	Feb. 29, 2016
Income Taxes Details 1
Accrued compensation	$ 70,354	$ 87,969
Accrued interest	6,674	23,520
Net operating loss carryovers	7,257,930	5,555,259
Research and development credits	253,125	130,422
Capital loss carryover	16,663	25,421
Stock-based compensation	1,537,117	1,491,106
Total	9,141,863	7,313,697
Depreciation	(90,655)	(76,987)
Total		7,236,710
Less: Valuation allowance	(9,051,208)	(7,236,710)
Net deferred tax asset	$ 0	$ 0